REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2013
REGULATORY CAPITAL [Abstract]
REGULATORY CAPITAL
16.	REGULATORY CAPITAL

Federal regulations require the Company and Savings Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act ("FDICIA") established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

As of June 30, 2013 and 2012, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Total Risk-Based, Tier 1 Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios are presented in the following tables, which show that both met all regulatory capital requirements.

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0

	June 30, 2012
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,211	20.69%	$30,803	19.80%
To Be Well Capitalized	15,566	10.00	15,559	10.00
For Capital Adequacy Purposes	12,405	8.00	12,447	8.00

Tier I Capital (to Risk-Weighted Assets)

Actual	$31,798	20.43%	$30,390	19.53%
To Be Well Capitalized	9,339	6.00	9,335	6.00
For Capital Adequacy Purposes	6,202	4.00	6,224	4.00

Tier I Capital (to Average Total Assets)

Actual	$31,798	11.14%	$30,390	10.67%
To Be Well Capitalized	14,272	5.00	14,244	5.00
For Capital Adequacy Purposes	11,418	4.00	11,395	4.00